N-2	Feb. 25, 2026
Cover [Abstract]
Entity Central Index Key	0001745059
Amendment Flag	false
Securities Act File Number	333-281824
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	false
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	13
Entity Registrant Name	ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST
Entity Address, Address Line One	980 Hammond Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	953-4900
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	true
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	980 Hammond Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
Contact Personnel Name	Ward Bortz